UNBILLED REVENUE	12 Months Ended
Sep. 30, 2012
Disclosure Text Block Supplement [Abstract]
Unbilled revenue

NOTE 5. UNBILLED REVENUE

Unbilled revenue consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Unbilled revenue	580	169
	580	169

The Company records revenue in excess of billings as “unbilled revenue”. The Company expects all billed and unbilled amounts to be collected within one year.